UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Global Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 85.1%
ASSET-BACKED SECURITY — 2.1%
Non-Residential Mortgage-Backed Security
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A (cost $492,564)	4.330%		09/18/24		500	$498,540

CORPORATE BONDS — 43.1%
Auto Parts & Equipment — 0.9%
Autodis SA (France), Sr. Sec’d. Notes, RegS	6.500%		02/01/19	EUR	90	99,934
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes, RegS	5.125%		06/30/22	EUR	100	111,038

						210,972

Banks — 12.5%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25		250	248,620
Bank of America Corp., Jr. Sub. Notes	6.250	%(a)	12/31/49		250	250,000
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		250	239,144
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25		250	243,036
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(a)	12/31/49		250	246,563
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		250	268,954
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(a)	12/31/49		250	249,531
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gtd. Notes, RegS	6.250%		10/21/20		250	275,187
Morgan Stanley, Jr. Sub. Notes	5.550	%(a)	12/31/49		250	247,344
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22		250	260,514
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		250	250,426
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49		250	252,187

						3,031,506

Building Materials — 1.3%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	100	94,951
LSF9 Balta Issuer SA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750%		09/15/22	EUR	100	110,902
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18		105	108,675

						314,528

Chemicals — 0.9%
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20		125	103,125
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%		06/15/21	EUR	100	104,944

						208,069

Commercial Services — 0.9%
Laureate Education, Inc., Gtd. Notes, 144A	10.000%		09/01/19		150	82,125
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		125	128,594

						210,719

Computers — 1.0%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17		250	250,471

Distribution/Wholesale — 0.5%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%		12/01/21	EUR	100	111,579

Electric — 4.1%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		50	51,500
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		75	65,625

Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		250	221,250
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20		225	153,000
Majapahit Holding BV, (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		250	279,000
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21		125	108,750
State Grid Europe Development 2014 PLC (China), Gtd. Notes, RegS	1.500%		01/26/22	EUR	100	106,260

						985,385

Electrical Components & Equipment — 0.4%
Belden, Inc., Gtd. Notes, RegS	5.500%		04/15/23	EUR	100	105,242

Entertainment — 1.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		11/01/23		125	119,687
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.125%		02/15/20	EUR	100	107,788
Scientific Games International, Inc., Gtd. Notes(b)	6.625%		05/15/21		100	47,500

						274,975

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20		125	127,344

Food — 0.4%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%		05/30/22	EUR	100	101,803

Forest Products & Paper — 0.4%
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, RegS	3.375%		04/01/22	EUR	100	102,317

Healthcare-Products — 0.3%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%		05/15/22		100	67,000

Healthcare-Services — 3.0%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		200	181,000
HCA, Inc., Gtd. Notes	5.875%		02/15/26		200	204,000
HomeVi SAS (France), Sr. Sec’d. Notes, RegS	6.875%		08/15/21	EUR	100	111,579
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20		125	114,063
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		125	120,000

						730,642

Home Builders — 0.8%
KB Home, Gtd. Notes	7.250%		06/15/18		75	78,656
William Lyon Homes, Inc., Gtd. Notes, 144A	7.000%		08/15/22		125	120,000

						198,656

Insurance — 0.5%
ASR Nederland NV (Netherlands), Sub. Notes, RegS	5.125	%(a)	09/29/45	EUR	100	107,517

Lodging — 0.5%
MGM Resorts International, Gtd. Notes	8.625%		02/01/19		100	111,000

Machinery-Diversified — 0.4%
Galapagos SA (Germany), Sr. Sec’d. Notes, RegS	5.375%		06/15/21	EUR	100	101,505

Media — 1.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17		175	181,563
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%		04/30/21		125	130,390
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.625%		05/15/24	EUR	100	109,796

						421,749

Miscellaneous Manufacturing — 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A(b)	5.000%	03/15/22		175	173,250

Oil & Gas — 0.4%
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%	01/23/19		100	94,845

Packaging & Containers — 3.0%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19		261	239,919
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	100	110,902
Horizon Holdings I SASU (France), Sr. Unsec’d. Notes, RegS	7.250%	08/01/23	EUR	100	110,984
Kloeckner Pentaplast of America, Inc., Gtd. Notes, RegS	7.125%	11/01/20	EUR	100	109,142
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23		50	49,062
SIG Combibloc Holdings SCA (Luxembourg), Sr. Unsec’d. Notes, RegS	7.750%	02/15/23	EUR	100	111,579

					731,588

Pharmaceuticals — 0.8%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22		200	203,020

Retail — 1.7%
Dufry Finance SCA (Switzerland), Gtd. Notes, RegS	4.500%	08/01/23	EUR	100	110,902
Kirk Beauty One GmbH (Germany), Sr. Unsec’d. Notes, RegS	8.750%	07/15/23	EUR	100	109,412
Landry’s, Inc., Gtd. Notes, 144A(b)	9.375%	05/01/20		75	79,219
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375%	07/15/19	EUR	100	111,677

					411,210

Software — 1.3%
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		300	316,125

Telecommunications — 2.0%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		225	241,875
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, RegS	7.000%	04/15/23	GBP	100	148,376
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%	07/15/20	EUR	100	105,892

					496,143

Transportation — 1.1%
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	200	218,825
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19		50	49,875

					268,700

TOTAL CORPORATE BONDS (cost $10,811,235)					10,467,860

FOREIGN GOVERNMENT BONDS — 28.0%
Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes	4.750%	06/04/18	EUR	100	113,162
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	450	436,077
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950%	09/03/24	EUR	450	507,601
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, RegS	3.875%	05/06/22	EUR	950	1,061,650
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		230	243,225

Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A, RegS	3.375%		07/17/17	EUR	400	378,396
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(b)	3.800%		08/08/17	JPY	10,000	69,650
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(b)	5.000%		08/22/16	JPY	20,000	145,914
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, RegS	2.500%		07/15/20	EUR	300	339,076
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%		05/11/22		250	287,425
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%		07/08/21	EUR	450	483,466
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes	0.100%		09/20/20	JPY	150,000	1,247,764
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.125%		07/21/25		250	248,800
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	3.750%		01/19/23	EUR	200	254,531
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	2.875%		10/28/24	EUR	680	770,157
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	3.625%		09/16/20	EUR	200	218,223

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,874,610)						6,805,117

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.9%
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(c)	2.402	%(a)	10/30/47		1,000	992,062
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(d)	3.763	%(a)	10/25/27		1,000	930,145
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(c)	3.928	%(a)	11/01/20		1,000	969,844

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,920,077)						2,892,051

TOTAL LONG-TERM INVESTMENTS (cost $21,098,486)						20,663,568

				Shares
SHORT-TERM INVESTMENTS — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,998,999)(e)					2,998,999	2,998,999

				Notional Amount (000)#
OPTIONS PURCHASED* — 1.3%
Call Options — 0.4%
5 Year Euro-Bobl Futures, expiring 03/11/16, Strike Price $99.25					3,250	1,219
5 Year U.S. Treasury Note Futures expiring 02/19/16, Strike Price $119.50					1,000	12,187
expiring 02/19/16, Strike Price $121.50					1,000	1,172
expiring 02/19/16, Strike Price $118.75					1,300	25,187
expiring 02/19/16, Strike Price $119.00					500	8,477
expiring 02/19/16, Strike Price $121.75					1,800	1,406

	Counterparty
CDX.NA.IG.25, expiring 04/20/16, Strike Price $85.00	Citigroup Global Markets		15,000		7,533
Currency Option USD vs BRL, expiring 08/18/16, Strike Price $7.50	Morgan Stanley		1,000		1,188
Currency Option USD vs KRW, expiring 05/18/16, Strike Price $1,600.00	JPMorgan Chase		1,000		295
Currency Option USD vs PLN, expiring 06/09/16, Strike Price $5.50	Barclays Capital Group		1,000		583
Currency Option USD vs SGD, expiring 01/09/17, Strike Price $1.50	Citigroup Global Markets		1,000		16,087
Currency Option USD vs TWD, expiring 11/17/16, Strike Price $33.25	JPMorgan Chase		1,000		33,913
Interest Rate Swap Options, Pay a fixed rate of 1.61% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16,	Citigroup Global Markets		265		1,546
iTraxx.X0.24.V1, expiring 03/16/16, Strike Price $300.00	Citigroup Global Markets	EUR	2,000		2,211

					113,004

Put Options — 0.9%
5 Year Euro-Bobl Futures, expiring 03/11/16, Strike Price $98.87			1,250		281
5 Year U.S. Treasury Note Futures expiring 02/19/16, Strike Price $115.50			1,000		78
expiring 02/19/16, Strike Price $116.25			400		31
expiring 02/19/16, Strike Price $117.00			500		39
90 Day Euro Dollar Futures expiring 03/11/16, Strike Price $98.50			5,750		144
expiring 03/11/16, Strike Price $98.62			2,750		138
expiring 03/11/16, Strike Price $99.00			2,750		1,375
CDX.NA.IG.25, expiring 04/20/16, Strike Price $105.00	Citigroup Global Markets		15,000		71,582
Currency Option AUD vs JPY expiring 01/04/17, Strike Price $77.00	Citigroup Global Markets	AUD	4,000		93,689
expiring 04/25/16, Strike Price $50.00	Citigroup Global Markets	AUD	4,000		361
Currency Option EUR vs PLN, expiring 12/08/16, Strike Price $4.30	Citigroup Global Markets	EUR	900		15,008
Currency Option USD vs BRL, expiring 11/16/17, Strike Price $3.70	Morgan Stanley		1,000		13,883
Interest Rate Swap Options, Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16,	Citigroup Global Markets		265		2,200
iTraxx.X0.24.V1, expiring 03/16/16, Strike Price $600.00	Citigroup Global Markets	EUR	2,000		1,320
S&P 500 E-Mini Futures expiring 06/17/16, Strike Price $1,100.00			—	(f)	330
expiring 06/17/16, Strike Price $1,900.00			—	(f)	12,450

					212,909

TOTAL OPTIONS PURCHASED (cost $348,313)					325,913

TOTAL SHORT-TERM INVESTMENTS (cost $3,347,312)					3,324,912

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.7% (cost $24,445,798)					23,988,480

OPTIONS WRITTEN* — (1.2)%
Call Options — (0.6)%
5 Year Euro-Bobl Futures, expiring 03/11/16, Strike Price $99.12			3,250		(2,681)

5 Year U.S. Treasury Note Futures expiring 02/19/16, Strike Price $120.50			2,000		(9,219)
expiring 02/19/16, Strike Price $120.00			900		(7,242)
expiring 02/19/16, Strike Price $120.75			2,700		(9,070)
CDX.NA.IG.25, expiring 04/20/16, Strike Price $95.00	Citigroup Global Markets		15,000		(28,185)
Currency Option USD vs BRL, expiring 11/16/17, Strike Price $7.50	Morgan Stanley		1,000		(26,435)
Currency Option USD vs KRW, expiring 11/17/16, Strike Price $1,350.00	JPMorgan Chase		1,000		(17,039)
Currency Option USD vs MYR, expiring 01/09/17, Strike Price $5.50	Credit Suisse First Boston Corp.		1,000		(8,495)
Currency Option USD vs PLN, expiring 12/08/16, Strike Price $4.65	Barclays Capital Group		1,000		(14,559)
Currency Option USD vs SGD, expiring 01/09/17, Strike Price $1.65	Citigroup Global Markets		1,000		(4,696)
Currency Option USD vs TWD, expiring 11/17/16, Strike Price $35.50	JPMorgan Chase		1,000		(13,820)
Interest Rate Swap Options, Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16,	Citigroup Global Markets		265		(3,269)

					(144,710)

Put Options — (0.6)%
5 Year U.S. Treasury Note Futures expiring 02/19/16, Strike Price $120.00			1,000		(78)
expiring 02/19/16, Strike Price $117.75			400		(31)
90 Day Euro Dollar Futures expiring 03/11/16, Strike Price $98.37			5,750		(144)
expiring 03/11/16, Strike Price $98.75			6,750		(675)
CDX.NA.IG.25, expiring 04/20/16, Strike Price $125.00	Citigroup Global Markets		15,000		(37,303)
Currency Option AUD vs JPY, expiring 01/24/17, Strike Price $67.00	Citigroup Global Markets	AUD	8,000		(89,626)
Currency Option EUR vs PLN, expiring 12/08/16, Strike Price $4.10	Citigroup Global Markets	EUR	900		(5,112)
Interest Rate Swap Options, Pay a fixed rate of 2.21% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16,	Citigroup Global Markets		265		(1,011)
iTraxx.X0.24.V1, expiring 03/16/16, Strike Price $450.00	Citigroup Global Markets	EUR	2,000		(12,458)
S&P 500 E-Mini Futures, expiring 06/17/16, Strike Price $1,500.00			—	(f)	(4,080)

					(150,518)

TOTAL OPTIONS WRITTEN (premiums received $325,924)					(295,228)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.5% (cost $24,119,874)(g)					23,693,252
Other assets in excess of liabilities(h) — 2.5%					619,782

NET ASSETS — 100.0%					$24,313,034

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BBA	British Bankers’ Association
bps	Basis Points

CDX	Credit Derivative Index
CMBX	Commercial Mortgage Backed Securities Index
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco NSA
EURIBOR	Euro Interbank Offered Rate
FRC	Financial Reporting Council
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STIBOR	Stockholm Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRL	New Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,963,109 and 8.1% of net assets.
(d)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Less than $500 par.

(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$24,119,874

Appreciation	188,761
Depreciation	(615,383)

Net Unrealized Depreciation	$(426,622)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3	2 Year U.S. Treasury Notes	Mar. 2016	$653,906	$655,875	$1,969
3	U.S. Ultra Bonds	Mar. 2016	474,343	498,562	24,219

					26,188

	Short Positions:
1	90 Day Euro Dollar	Mar. 2016	247,726	247,763	(37)
13	5 Year U.S. Treasury Notes	Mar. 2016	1,544,401	1,568,734	(24,333)
2	10 Year U.S. Treasury Notes	Mar. 2016	257,656	259,156	(1,500)
4	20 Year U.S. Treasury Bonds	Mar. 2016	620,500	644,125	(23,625)
1	90 Day Euro Dollar	Jun. 2017	247,501	247,513	(12)
1	90 Day Euro Dollar	Sep. 2017	247,250	247,275	(25)
1	90 Day Euro Dollar	Dec. 2017	246,987	247,025	(38)

					(49,570)

					$(23,382)

(1)	Cash of $100,000 has been segregated with Citigroup Global Markets to cover requirements for open future contracts at January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	JPMorgan Chase	AUD	106	$73,800	$75,059	$1,259
Expiring 04/15/16	Citigroup Global Markets	AUD	210	146,459	148,367	1,908
Expiring 04/15/16	Bank of America	AUD	104	73,000	73,524	524
Expiring 04/15/16	UBS AG	AUD	346	243,300	243,702	402
Brazilian Real, Expiring 02/02/16	Citigroup Global Markets	BRL	709	185,900	177,013	(8,887)
Expiring 02/02/16	Citigroup Global Markets	BRL	1,437	354,043	358,955	4,912
Expiring 02/02/16	Toronto Dominion	BRL	1,437	354,391	358,955	4,564
British Pound, Expiring 04/28/16	JPMorgan Chase	GBP	167	238,600	237,607	(993)
Expiring 04/28/16	JPMorgan Chase	GBP	77	109,500	109,345	(155)
Canadian Dollar,
Expiring 04/15/16	Citigroup Global Markets	CAD	158	109,800	113,078	3,278
Expiring 04/15/16	Citigroup Global Markets	CAD	103	73,000	73,522	522
Chilean Peso, Expiring 02/08/16	Citigroup Global Markets	CLP	114,642	165,000	160,533	(4,467)

Expiring 02/08/16	Citigroup Global Markets	CLP	78,548	111,100	109,990	(1,110)
Expiring 02/08/16	Citigroup Global Markets	CLP	76,444	108,231	107,044	(1,187)
Expiring 02/08/16	Citigroup Global Markets	CLP	77,541	110,900	108,581	(2,319)
Colombian Peso, Expiring 02/08/16	JPMorgan Chase	COP	223,354	72,400	67,982	(4,418)
Expiring 02/08/16	Citigroup Global Markets	COP	322,926	98,875	98,288	(587)
Expiring 02/08/16	Citigroup Global Markets	COP	362,482	110,800	110,328	(472)
Expiring 02/08/16	Citigroup Global Markets	COP	466,989	147,875	142,136	(5,739)
Czech Koruna, Expiring 04/22/16	Citigroup Global Markets	CSK	2,971	120,182	119,378	(804)
Indian Rupee, Expiring 04/07/16	Barclays Capital Group	INR	26,726	394,305	389,032	(5,273)
Indonesia Rupiah, Expiring 04/08/16	Barclays Capital Group	IDR	810,210	56,500	57,997	1,497
Expiring 04/08/16	Citigroup Global Markets	IDR	2,468,251	174,250	176,682	2,432
Mexican Peso, Expiring 04/22/16	Citigroup Global Markets	MXN	3,657	195,201	200,458	5,257
New Taiwanese Dollar, Expiring 11/21/16	JPMorgan Chase	TWD	7,246	221,429	218,626	(2,803)
New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	275	179,140	177,097	(2,043)
Expiring 04/15/16	JPMorgan Chase	NZD	283	182,800	182,196	(604)
Norwegian Krone, Expiring 04/21/16	JPMorgan Chase	NOK	2,460	275,806	283,177	7,371
Expiring 04/21/16	Citigroup Global Markets	NOK	795	90,800	91,497	697
Expiring 04/21/16	Toronto Dominion	NOK	958	109,500	110,229	729
Polish Zloty, Expiring 04/22/16	Citigroup Global Markets	PLN	376	91,207	92,092	885
Russian Ruble, Expiring 04/20/16	Barclays Capital Group	RUB	13,893	172,902	179,897	6,995
Singapore Dollar, Expiring 01/11/17	Citigroup Global Markets	SGD	321	222,222	223,936	1,714
Expiring 04/26/16	Citigroup Global Markets	SGD	209	146,100	146,581	481
Expiring 04/26/16	JPMorgan Chase	SGD	261	182,800	182,865	65
Expiring 04/26/16	Bank of America	SGD	261	182,800	182,714	(86)
South Korean Won, Expiring 02/12/16	Barclays Capital Group	KRW	145,230	125,037	121,094	(3,943)
Expiring 02/12/16	JPMorgan Chase	KRW	139,180	117,700	116,049	(1,651)
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	123,014	101,250	102,570	1,320
Expiring 02/12/16	Bank of America	KRW	92,648	76,784	77,250	466
Turkish Lira, Expiring 02/25/16	JPMorgan Chase	TRL	185	62,500	62,013	(487)

				$6,368,189	$6,367,439	$(750)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	Bank of America	AUD	427	$298,388	$301,203	$(2,815)
Expiring 04/15/16	Citigroup Global Markets	AUD	134	92,100	94,664	(2,564)
Expiring 04/15/16	JPMorgan Chase	AUD	161	109,800	113,250	(3,450)
Brazilian Real, Expiring 02/02/16	JPMorgan Chase	BRL	803	209,226	200,556	8,670
Expiring 02/02/16	Citigroup Global Markets	BRL	237	60,000	59,274	726
Expiring 02/02/16	JPMorgan Chase	BRL	379	98,875	94,728	4,147
Expiring 02/02/16	Citigroup Global Markets	BRL	440	111,100	109,992	1,108
Expiring 02/02/16	Citigroup Global Markets	BRL	451	110,900	112,647	(1,747)
Expiring 02/02/16	Morgan Stanley	BRL	325	80,515	81,109	(594)
Expiring 02/02/16	Barclays Capital Group	BRL	221	54,199	55,141	(942)
Expiring 02/02/16	Barclays Capital Group	BRL	727	174,250	181,476	(7,226)
Expiring 03/02/16	Citigroup Global Markets	BRL	1,437	351,132	355,914	(4,782)
Expiring 03/02/16	Toronto Dominion	BRL	1,437	351,458	355,914	(4,456)
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	291,220	8,780
British Pound, Expiring 04/28/16	Citigroup Global Markets	GBP	250	353,848	356,163	(2,315)
Expiring 04/28/16	Citigroup Global Markets	GBP	442	629,609	629,539	70
Expiring 04/28/16	Bank of America	GBP	128	182,500	181,860	640
Canadian Dollar, Expiring 04/15/16	Bank of America	CAD	639	449,382	456,013	(6,631)
Chilean Peso, Expiring 02/08/16	Citigroup Global Markets	CLP	29,098	40,425	40,746	(321)
Expiring 02/18/16	Barclays Capital Group	CLP	14,559	20,212	20,365	(153)
Expiring 02/08/16	Barclays Capital Group	CLP	14,528	20,213	20,344	(131)
Expiring 02/08/16	JPMorgan Chase	CLP	105,450	147,875	147,661	214
Expiring 02/08/16	Citigroup Global Markets	CLP	92,360	127,550	129,332	(1,782)
Expiring 02/08/16	Citigroup Global Markets	CLP	45,651	62,551	63,925	(1,374)
Expiring 02/08/16	Barclays Capital Group	CLP	45,590	62,223	63,840	(1,617)
Colombian Peso, Expiring 02/08/16	Barclays Capital Group	COP	272,494	82,250	82,938	(688)
Expiring 02/08/16	JPMorgan Chase	COP	556,669	172,450	169,432	3,018
Expiring 02/08/16	Citigroup Global Markets	COP	555,634	172,450	169,117	3,333
Euro, Expiring 04/28/16	JPMorgan Chase	EUR	1,671	1,815,462	1,814,815	647
Expiring 04/28/16	Bank of America	EUR	1,671	1,814,348	1,814,814	(466)
Indian Rupee, Expiring 04/07/16	Citigroup Global Markets	INR	13,363	194,626	194,516	110
Indonesia Rupiah, Expiring 04/08/16	Hong Kong & Shanghai Bank	IDR	1,012,898	70,536	72,505	(1,969)
Expiring 04/08/16	Barclays Capital Group	IDR	586,752	41,089	42,001	(912)

Israeli Shekel, Expiring 04/20/16	Barclays Capital Group	ILS	1,345	340,522	340,247	275
Japanese Yen, Expiring 11/08/16	Citigroup Global Markets	JPY	9,143	76,005	76,267	(262)
Expiring 04/28/16	Citigroup Global Markets	JPY	49,354	417,297	408,614	8,683
Expiring 04/28/16	Citigroup Global Markets	JPY	7,667	63,400	63,476	(76)
Malaysian Ringgit, Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	580	130,556	136,991	(6,435)
Expiring 02/19/16	Barclays Capital Group	MYR	448	102,706	107,699	(4,993)
Expiring 02/19/16	Citigroup Global Markets	MYR	340	79,600	81,729	(2,129)
Expiring 02/19/16	Citigroup Global Markets	MYR	251	56,500	60,306	(3,806)
New Taiwanese Dollar, Expiring 12/15/16	Citigroup Global Markets	TWD	18,554	551,370	560,146	(8,776)
New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	144	92,300	92,597	(297)
Expiring 04/15/16	Citigroup Global Markets	NZD	134	86,100	86,631	(531)
Expiring 04/15/16	JPMorgan Chase	NZD	144	92,300	92,726	(426)
Expiring 04/15/16	JPMorgan Chase	NZD	141	91,200	91,204	(4)
Expiring 04/15/16	Bank of America	NZD	173	109,800	111,473	(1,673)
Expiring 04/15/16	UBS AG	NZD	228	146,000	147,114	(1,114)
Peruvian Nuevo Sol, Expiring 02/05/16	Citigroup Global Markets	PEI	592	177,500	170,516	6,984
Philippine Peso, Expiring 04/27/16	UBS AG	PHP	3,182	65,524	66,459	(935)
Polish Zloty, Expiring 12/12/16	Barclays Capital Group	PLN	397	100,000	96,960	3,040
Russian Ruble, Expiring 04/20/16	Barclays Capital Group	RUB	6,555	81,875	84,885	(3,010)
Expiring 04/20/16	Barclays Capital Group	RUB	260	3,249	3,368	(119)
Expiring 04/20/16	Barclays Capital Group	RUB	3,236	40,938	41,902	(964)
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	1,025	715,960	717,935	(1,975)
South African Rand, Expiring 04/26/16	JPMorgan Chase	ZAR	5,660	338,841	350,257	(11,416)
South Korean Won, Expiring 02/12/16	Barclays Capital Group	KRW	127,906	109,697	106,649	3,048
Expiring 02/12/16	Citigroup Global Markets	KRW	131,409	112,100	109,570	2,530
Expiring 11/21/16	JPMorgan Chase	KRW	201,703	171,429	167,590	3,839
Expiring 02/12/16	Citigroup Global Markets	KRW	170,030	144,755	141,771	2,984
Expiring 02/12/16	JPMorgan Chase	KRW	100,318	83,200	83,646	(446)
Expiring 11/21/16	JPMorgan Chase	KRW	57,727	47,500	47,963	(463)
Swedish Krona, Expiring 04/22/16	JPMorgan Chase	SEK	3,223	376,635	376,496	139

Swiss Franc, Expiring 04/28/16	Citigroup Global Markets	CHF	833	822,902	816,338	6,564
Thai Baht, Expiring 04/22/16	Barclays Capital Group	THB	7,426	202,852	207,399	(4,547)
Turkish Lira, Expiring 02/25/16	Toronto Dominion	TRL	273	92,400	91,749	651
Expiring 02/25/16	Citigroup Global Markets	TRL	6	2,055	2,046	9
Expiring 02/25/16	Citigroup Global Markets	TRL	337	111,100	113,177	(2,077)
Expiring 02/25/16	JPMorgan Chase	TRL	554	184,700	186,082	(1,382)
Expiring 02/25/16	Barclays Capital Group	TRL	253	83,200	85,088	(1,888)
Expiring 02/25/16	Citigroup Global Markets	TRL	51	16,426	17,041	(615)

				$15,382,036	$15,419,121	$(37,085)

						$(37,835)

Cross currency exchange contracts outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
Expiring 02/25/2016	Buy	EUR	158	TRL	518	$(2,395)	JPMorgan Chase
Expiring 02/25/2016	Buy	TRL	552	EUR	167	4,058	JPMorgan Chase
Expiring 02/25/2016	Buy	TRL	276	EUR	85	518	JPMorgan Chase
Expiring 02/25/2016	Buy	EUR	166	PLN	735	2,676	Citigroup Global Markets
Expiring 04/15/2016	Buy	AUD	155	JPY	12,833	3,081	Citigroup Global Markets
Expiring 04/15/2016	Buy	AUD	260	EUR	168	1,146	Barclays Capital Group
Expiring 04/15/2016	Buy	CAD	233	EUR	152	1,269	JPMorgan Chase
Expiring 04/20/2016	Buy	EUR	84	ILS	363	(793)	Citigroup Global Markets
Expiring 04/22/2016	Buy	EUR	168	SEK	1,560	(197)	Bank of America
Expiring 04/28/2016	Buy	EUR	337	CHF	370	3,389	JPMorgan Chase
Expiring 04/28/2016	Buy	EUR	337	CHF	371	2,386	JPMorgan Chase

						$15,138

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
	5,250	11/23/17	0.962%	3 Month LIBOR(1)	$—	$(21,026)	$(21,026)
	2,460	01/26/18	1.124%	3 Month LIBOR(1)	(478)	(3,244)	(2,766)
	1,000	11/20/22	1.873%	3 Month LIBOR(1)	—	(26,596)	(26,596)
	1,000	11/06/25	2.116%	3 Month LIBOR(1)	—	(34,170)	(34,170)
	100	04/28/26	1.909%	3 Month LIBOR(2)	—	492	492
SEK	2,300	11/12/25	1.430%	3 Month STIBOR(1)	—	5,630	5,630
EUR	1,000	01/13/18	—	6 Month EURIBOR(1)	—	(1,865)	(1,865)

					$(478)	$(80,779)	$(80,301)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	10,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(1)	$16,619	$(3,135)	$19,754	Citigroup Global Markets
MXN	6,000	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	9,643	—	9,643	Citigroup Global Markets
ZAR	5,100	11/13/25	8.510%	3 Month Johannesburg Interbank Agreed Rate(2)	(4,508)	(84)	(4,424)	Citigroup Global Markets
ILS	700	12/09/22	1.530%	3 Month LIBOR(2)	3,924	—	3,924	Citigroup Global Markets
HUF	100,000	12/22/25	2.920%	3 Month LIBOR(2)	17,915	—	17,915	Citigroup Global Markets
PLN	550	11/24/25	2.290%	6 Month LIBOR(2)	(740)	—	(740)	Citigroup Global Markets
EUR	20	01/21/26	1.170%	CPTFEMU(2)	58	—	58	BNP Paribas
EUR	20	01/21/26	1.200%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(127)	—	(127)	BNP Paribas

					$42,784	$(3,219)	$46,003

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(1):
Federal Republic of Brazil	12/20/20	1.000%	500	4.623%	$(79,981)	$(64,528)	$(15,453)	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%	500	0.779%	10,762	14,623	(3,861)	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%	1,000	0.779%	21,358	24,532	(3,174)	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	250	0.919%	1,339	2,159	(820)	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%	750	1.408%	(25,653)	(16,633)	(9,020)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	750	1.249%	(7,835)	(403)	(7,432)	JPMorgan Chase
Republic of Chile	12/20/20	1.000%	500	1.349%	(7,674)	(2,453)	(5,221)	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	500	2.778%	(40,376)	(22,421)	(17,955)	Deutsche Bank AG
Republic of France	12/20/25	0.250%	750	0.625%	(25,690)	(24,157)	(1,533)	JPMorgan Chase
Republic of Hungary	12/20/20	1.000%	750	1.592%	(20,750)	(21,884)	1,134	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%	250	2.295%	(14,905)	(13,020)	(1,885)	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%	500	0.846%	7,638	10,093	(2,455)	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%	500	0.846%	7,585	8,689	(1,104)	JPMorgan Chase
Republic of Israel	12/20/20	1.000%	250	0.880%	1,857	3,054	(1,197)	JPMorgan Chase
Republic of Italy	12/20/20	1.000%	250	1.146%	(1,403)	93	(1,496)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	750	1.652%	(40,793)	(28,906)	(11,887)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	500	1.652%	(27,160)	(19,746)	(7,414)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%	500	0.637%	9,680	10,288	(608)	JPMorgan Chase
Republic of Latvia	12/20/20	1.000%	750	0.790%	8,659	6,892	1,767	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%	500	1.065%	(1,564)	(1,998)	434	Barclays Capital Group
Republic of Lithuania	12/20/20	1.000%	750	0.781%	8,994	6,892	2,102	Barclays Capital Group

Republic of Lithuania	12/20/22	1.000%	500	1.060%	(1,345)	594	(1,939)	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	1.998%	(34,263)	(17,988)	(16,275)	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	500	2.080%	(24,785)	(14,571)	(10,214)	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	1.233%	(7,270)	(42)	(7,228)	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.888%	3,543	7,067	(3,524)	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	2.184%	(40,100)	(21,937)	(18,163)	JPMorgan Chase
Republic of Portugal	12/20/20	1.000%	250	2.184%	(13,568)	(13,154)	(414)	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	500	0.706%	10,462	8,139	2,323	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	250	0.706%	5,233	4,243	990	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	1.064%	(1,604)	(4,443)	2,839	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	1.064%	(745)	(2,227)	1,482	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	3.428%	(40,834)	(25,728)	(15,106)	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	2.751%	(50,240)	(39,564)	(10,676)	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	3.215%	(37,545)	(26,388)	(11,157)	JPMorgan Chase
United Mexican States	12/20/20	1.000%	750	1.940%	(32,213)	(14,447)	(17,766)	Deutsche Bank AG

					$(481,186)	$(289,280)	$(191,906)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1)
Ameriquest Home Equity(c)	02/01/16	1.500%	50	*	$3	$—	$3	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	36	*	46	—	46	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	50	*	3	—	3	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	50	*	3	—	3	Goldman Sachs & Co.
BSABS(c)	02/01/16	1.500%	50	*	3	—	3	Goldman Sachs & Co.
CAS(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
CAS(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Chase Mortgage(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Chase Mortgage(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Countrywide Home Equity(c)	02/01/16	1.500%	40	*	51	—	51	Goldman Sachs & Co.
Countrywide Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Countrywide Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.

First Franklin Home Equity(c)	02/01/16	1.500%	37	*	47	—	47	Goldman Sachs & Co.
Freemont Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
IndyMac Alta Mortgage(c)	02/01/16	1.500%	41	*	52	—	52	Goldman Sachs & Co.
Lehman Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Lehman Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	39	*	50	—	50	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Option One Home Equity(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
STACR(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.
Terwin Mortgage Trust(c)	02/01/16	1.500%	50	*	63	—	63	Goldman Sachs & Co.

					$1,203	$—	$1,203

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	2,500	$(116,443)	$(1,034)	$(115,409)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation
Centrally cleared credit default swaps on credit indices—Buy Protection(2):
iTraxx.X0.24.V1	12/20/20	5.000%	800	$(59,471)	$(54,040)	$5,431

Currency swap agreements outstanding at January 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
623	3 Month LIBOR BBA	EUR	580	3 Month EURIBOR minus 36.6 bps	JPMorgan Chase	11/17/16	$(4,561)	$—	$(4,561)
438	3 Month LIBOR BBA	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	4,222	—	4,222
1,095	3 Month LIBOR BBA	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	(1,714)	—	(1,714)

698	3 Month LIBOR BBA	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(12,252)	—	(12,252)
428	3 Month LIBOR BBA	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(8,653)	—	(8,653)
1,222	3 Month LIBOR BBA	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(24,521)	—	(24,521)
438	3 Month LIBOR BBA	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	(1,875)	—	(1,875)
537	3 Month LIBOR BBA	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	(12,188)	—	(12,188)
376	3 Month LIBOR BBA	EUR	350	0.015%	JPMorgan Chase	11/17/22	(9,348)	—	(9,348)
1,095	3 Month LIBOR BBA	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(17,770)	—	(17,770)
107	3 Month LIBOR BBA	EUR	100	0.355%	JPMorgan Chase	05/17/25	(3,513)	—	(3,513)
107	3 Month LIBOR BBA	EUR	100	0.425%	JPMorgan Chase	11/12/25	(4,148)	—	(4,148)

							$(96,321)	$—	$(96,321)

Cash of $381,000 has been segregated with Citigroup Global Markets to cover requirements for open credit default swap contracts at January 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security	$—	$498,540	$—
Corporate Bonds	—	10,467,860	—
Foreign Government Bonds	—	6,805,117	—
Residential Mortgage-Backed Securities	—	930,145	1,961,906
Affiliated Money Market Mutual Fund	2,998,999	—	—
Options Purchased	64,514	261,399	—
Options Written	(33,220)	(262,008)	—
Other Financial Instruments*
Futures Contracts	(23,382)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(37,835)	—
OTC Cross Currency Exchange Contracts	—	15,138	—
OTC Interest Rate Swaps	—	42,784	—
Centrally Cleared Interest Rate Swaps	—	(80,301)	—
Centrally Cleared Credit Default Swap	—	5,431	—
OTC Credit Default Swaps	—	(597,629)	1,203
OTC Currency Swap Agreements	—	(96,321)	—

Total	$3,006,911	$17,952,320	$1,963,109

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Redsidential Mortgage-Backed Securities	OTC Credit Default Swaps
Balance as of 11/02/15***	$—	$—
Accrued discount/premium	2,103	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(2,417)	1,203
Purchases	1,962,220	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/16	$1,961,906	$1,203

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(1,214) was relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board which contain unobservable inputs as:

Level 3 Securities	Fair value as of January 31, 2016	Valuation Methodolgy	Unobservable Inputs
Residential Mortgage-Backed Securities	$1,961,906	Market approach	Single Broker Indicative Quote
OTC Credit Default Swaps	$1,203	Market approach	Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2016 categorized by risk exposure:

Derivative Fair Value at 01/31/16
Credit contracts	$(586,295)
Equity Contracts	8,700
Foreign exchange contracts	(27,472)
Interest rate contracts	(135,160)

Total	$(740,227)

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of January 31, 2016 (Unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 86.6%
AFFILIATED MUTUAL FUNDS — 54.6%
Prudential Floating Rate Income Fund (Class Z)			406,715	$3,851,591
Prudential International Real Estate Fund (Class Z)			2,407,382	21,883,102
Prudential Jennison Global Infrastructure Fund (Class Z)			2,035,760	21,416,200
Prudential Jennison MLP Fund (Class Z)			528,742	3,294,066
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*			176,123	4,906,787
Prudential Short Duration High Yield Income Fund (Class Q)			890,042	7,876,872
Prudential US Real Estate Fund (Class Z)			1,857,642	23,647,778

TOTAL AFFILIATED MUTUAL FUNDS (cost $93,030,446)(a)				86,876,396

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/17-07/15/24	17,110	17,461,014
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	2,375	2,318,363
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/23	780	793,380
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	07/15/21-01/15/26	4,715	4,895,382
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	02/15/43	345	311,684
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42-02/15/45	1,620	1,514,197
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	3,100	3,526,577
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20-02/15/44	3,805	4,221,936
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625%	01/15/18	2,125	2,495,009
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	2,250	3,056,568
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	01/15/19	1,140	1,344,614
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40-02/15/41	765	1,013,036
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25-01/15/27	2,370	3,391,456
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	1,375	1,834,732
U.S. Treasury Inflation Indexed Bonds, TIPS	2.625%	07/15/17	225	269,731
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	675	1,318,264
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	545	1,088,092

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,786,396)				50,854,035

TOTAL LONG-TERM INVESTMENTS (cost $143,816,842)				137,730,431

SHORT-TERM INVESTMENTS — 9.8%
U.S. TREASURY OBLIGATIONS(b)(c) — 9.0%
U.S. Treasury Bills(d)	0.125%	02/18/16	9,100	9,099,229
U.S. Treasury Bills	0.200%	04/14/16	4,800	4,797,226
U.S. Treasury Bills(d)	0.210%	03/03/16	200	199,982
U.S. Treasury Bills(d)	0.253%	03/17/16	200	199,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,297,396)				14,296,386

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,246,572)(a)	1,246,572	1,246,572

TOTAL SHORT-TERM INVESTMENTS (cost $15,543,968)		15,542,958

TOTAL INVESTMENTS — 96.4% (cost $159,360,810)(e)		153,273,389
Other assets in excess of liabilities(f) — 3.6%		5,644,621

NET ASSETS — 100.0%		$158,918,010

The following abbreviations are used in the quarterly schedule of portfolio descriptions:

LME	London Metal Exchange
OTC	Over-the-counter
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$160,209,850

Appreciation	458,483
Depreciation	(7,394,944)

Net Unrealized Depreciation	$(6,936,461)

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
49	Brent Crude	May. 2016	$1,629,252	$1,804,180	$174,928
8	Coffee ‘C’	Mar. 2016	361,563	349,050	(12,513)
27	Copper	Mar. 2016	1,531,400	1,395,225	(136,175)
63	Corn	Mar. 2016	1,186,300	1,171,800	(14,500)
5	Cotton No. 2	Mar. 2016	155,780	152,825	(2,955)
15	Gasoline RBOB	Mar. 2016	790,080	713,349	(76,731)
41	Gold 100 OZ	Apr. 2016	4,481,780	4,577,240	95,460

5	Hard Red Winter Wheat	Mar. 2016	121,631	118,000	(3,631)
7	Lean Hogs	Apr. 2016	185,540	197,960	12,420
2	Lean Hogs	Oct. 2016	52,530	54,080	1,550
6	Live Cattle	Apr. 2016	318,790	321,600	2,810
1	Live Cattle	Jun. 2016	49,120	49,370	250
12	LME Nickel	Mar. 2016	661,368	619,560	(41,808)
25	LME PRI Aluminum	Mar. 2016	1,007,299	947,344	(59,955)
14	LME Zinc	Mar. 2016	575,155	567,700	(7,455)
82	Natural Gas	Mar. 2016	1,758,161	1,884,360	126,199
19	No. 2 Soft Red Winter Wheat	Mar. 2016	476,675	455,288	(21,387)
15	NY Harbor ULSD	Mar. 2016	783,178	679,581	(103,597)
14	Silver	Mar. 2016	1,004,375	997,010	(7,365)
17	Soybean	Mar. 2016	751,088	749,913	(1,175)
12	Soybean Meal	Mar. 2016	335,310	326,880	(8,430)
22	Soybean Oil	Mar. 2016	417,654	407,616	(10,038)
7	Sugar #11 (World)	Jul. 2016	111,070	102,312	(8,758)
20	Sugar #11 (World)	Mar. 2016	287,954	294,336	6,382
39	WTI Crude	Mar. 2016	1,529,091	1,311,180	(217,911)

					(314,385)

	Short Positions:
2	LME Nickel	Mar. 2016	116,118	103,260	12,858
10	LME PRI Aluminum	Mar. 2016	374,638	378,938	(4,300)

					8,558

					$(305,827)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury obligations with a combined market value of $1,699,856 and $399,931 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of January 31, 2016.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$86,876,396	$—	$—
U.S. Treasury Obligations	—	65,150,421	—
Affiliated Money Market Mutual Fund	1,246,572	—	—
Other Financial Instruments*
Futures Contracts	(305,827)	—	—

Total	$87,817,141	$65,150,421	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       March 17, 2016

*	Print the name and title of each signing officer under his or her signature.